Goodwill	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Goodwill

19. Goodwill

	2023 £m	2022 £m
Cost at 1 January	7,046	10,552
Exchange adjustments	(313)	550
Additions through business combinations (Note 41)	109	1,127
Other movements (Note 41)	(31)	–
Transfer to assets held for sale/distribution	–	(5,183)
Cost at 31 December	6,811	7,046
Net book value at 1 January	7,046	10,552
Net book value at 31 December	6,811	7,046
All goodwill is allocated to the Group’s segments as follows:

	2023 £m	2022 £m
Commercial operations	5,951	6,148
Total R&D	860	898
Net book value at 31 December	6,811	7,046
The recoverable amounts of the cash generating units are assessed using a fair value less costs of disposal model. Fair value less costs of disposal is calculated using a discounted cash flow approach, with a post-tax discount rate applied to the projected risk-adjusted post-tax cash flows and terminal value.
The discount rate used is based on the Group WACC of 7% (2022: 7%), as most cash generating units have integrated operations across large parts of the Group. The discount rate is adjusted where appropriate for specific segment, country and currency risks. The valuation methodology uses significant inputs which are not based on observable market data, therefore this valuation technique is classified as level 3 in the fair value hierarchy.
The R&D segment is evaluated on an arm's length pricing model, see assumptions below.
Details relating to the discounted cash flow models used in the impairment tests are as follows:

Valuation basis	Fair value less costs of disposal
Key assumptions	Sales growth rates Profit margins Terminal growth rate Discount rate Taxation rate
Determination of assumptions
Growth rates are internal forecasts based on both internal and external market information.
Margins reflect past experience, adjusted for expected changes.
Terminal growth rates based on management’s estimate of future long-term average growth rates.
Discount rates based on Group WACC, adjusted where appropriate.
Taxation rates based on appropriate rates for each jurisdiction.

Period of specific projected cash flows	Five years
Terminal growth rate and discount rate		Terminal growth rate	Discount rate
2023
	Commercial operations	0% p.a	7% p.a
	R&D	0% p.a	7% p.a
2022
	Commercial operations	0% p.a	7% p.a
	R&D	0% p.a	7% p.a
The terminal growth rate does not exceed the long-term projected growth rates for relevant markets, reflects the impact of future generic competition and take account of new product launches. Goodwill is monitored for impairment at the segmental level and the valuations indicated sufficient headroom such that a reasonably possible change to key assumptions is unlikely to result in an impairment of the related goodwill.
The Group has assessed the qualitative and quantitative impact of climate related risks on asset recoverable amounts and concluded that there are no material impairments.